CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (Parenthetical) (USD $)	12 Months Ended
Dec. 31, 2012
Statement of Stockholders' Equity [Abstract]
Treasury shares purchased, at cost (in shares)	2,895
Cash dividends per share (in dollars per share)	$ 0.64